Convertible Notes (Details) - Schedule of convertible notes - Convertible Notes Payable [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Convertible Notes (Details) - Schedule of convertible notes [Line Items]
Convertible notes, current portion	$ 21,540
Debt discount recognized	(4,884)
Debt discount amortized	1,704
Net convertible notes, current portion	$ 18,360